Post-employment benefits	12 Months Ended
Dec. 31, 2019
Post-employment benefits [Abstract]
Disclosure of post-employment benefits [Text block]

20Post-employment benefits

Employee post-employment benefit plans have been established in many countries in accordance with the legal requirements, customs and the local practice in the countries involved. The larger part of post-employment benefits are company pension plans, of which some are funded and some are unfunded. All funded post-employment benefit plans are considered to be related parties.

Most employees that take part in a company pension plan are covered by defined contribution (DC) pension plans. The main DC plans are in the Netherlands and the United States. The company also sponsors a number of defined benefit (DB) pension plans. The benefits provided by these plans are based on employees’ years of service and compensation levels.

The company also sponsors a limited number of DB retiree medical plans. The benefits provided by these plans typically cover a part of the healthcare costs after retirement. None of these plans are individually significant to the company and are therefore not further separately disclosed.

The larger funded DB and DC plans are governed by independent Trustees who have a legal obligation to protect the interests of all plan members and operate under the local regulatory framework.

The DB plans in the United States (US) and Germany (DE) make up most of the defined benefit obligation (DBO) and the net balance sheet position. The company also has DB plans in the rest of the world (Other); however these are individually not significant to the company and do not have a significantly different risk profile that would warrant separate disclosure.

The adjacent table provides a break-down of the present value of the funded and unfunded DBO, the fair value of plan assets and the net balance sheet position in the US, DE and Other.

Philips Group

Post-employment benefits in millions of EUR

2018-2019

	United States		Germany		Other Countries		Total
	2018	2019	2018	2019	2018	2019	2018	2019
Present value of funded DBO	(1,616)	(1,738)	(564)	(630)	(208)	(317)	(2,388)	(2,684)
Present value of unfunded DBO	(132)	(148)	(330)	(351)	(149)	(166)	(610)	(666)
Total present value of DBO	(1,747)	(1,886)	(894)	(981)	(357)	(484)	(2,998)	(3,350)
Fair value of plan assets	1,497	1,743	493	524	175	259	2,164	2,526
Net balance sheet position	(251)	(143)	(401)	(457)	(182)	(224)	(834)	(824)

The United States

The US DB pension plans are closed plans without future pension accrual. For the funding of any deficit in the US plan the Group adheres to the minimum funding requirements of the US Pension Protection Act.

The assets of the US funded pension plans are in Trusts governed by fiduciaries. The non-qualified pension plans that cover accrual above the maximum salary of the funded qualified plan are unfunded.

The company’s qualified pension commitments in the United States are covered via the Pension Benefit Guaranty Corporation (PBGC) which charges a fee to US companies providing DB pension plans. The fee is also dependent on the amount of unfunded vested liabilities.

In 2018, the company paid an additional de-risking contribution into the US plan of EUR 130 million (USD 150 million). The company did not pay any additional de-risking contributions into the US plan in 2019.

Germany

The company has several DB plans in Germany which for the largest part are unfunded, meaning that after retirement the company is responsible for the benefit payments to retirees.

Due to the relatively high level of social security in Germany, the company’s pension plans mainly provide benefits for the higher earners. The plans are open for future pension accrual. Indexation is mandatory due to legal requirements. Some of the German plans have a DC design, but are accounted for as DB plans due to a legal minimum return requirement.

Company pension commitments in Germany are partly protected against employer bankruptcy via the “Pensions Sicherungs Verein” which charges a fee to all German companies providing pension promises.

Philips is one of the sponsors of Philips Pensionskasse VVaG in Germany, which is a multi-employer plan. The plan is classified and accounted for as a DC plan.

Risks related to DB plans

DB plans expose the company to various demographic and economic risks such as longevity risk, investment risks, currency and interest rate risk and in some cases inflation risk. The latter plays a role in the assumed wage increase but more importantly in some countries where indexation of pensions is mandatory.

The company has an active de-risking strategy in which it constantly looks for opportunities to reduce the risks associated with its DB plans. Liability-driven investment strategies, lump sum cash-out options, buy-ins, buy-outs and a change to DC are examples of the strategy. During 2019, no material de-risking activities have taken place.

Investment policy in our largest pension plans

Pension fund trustees are responsible for and have full discretion over the investment strategy of the plan assets. The plan assets of the Philips pension plans are invested in well diversified portfolios. The interest rate sensitivity of the fixed income portfolio is closely aligned to that of the plan’s pension liabilities for most of the plans. Any contributions from the sponsoring company are used to further increase the fixed income part of the assets. As part of the investment strategy, any improvement in the funded ratio over time is used to further decrease the interest rate mismatch between the plan assets and the pension liabilities.

Summary of pre-tax costs for post-employment benefits and reconciliations

The adjacent table contains the total of current and past service costs, administration costs and settlement results as included in Income from operations and the interest cost as included in Financial expenses.

Philips Group

Pre-tax costs for post-employment benefits

in millions of EUR

2017 - 2019

	2017	2018	2019
Defined-benefit plans	95	46	56
- included in income from operations	32	23	34
- included in financial expense	37	23	22
- included in Discontinued operations	26
Defined-contribution plans	397	327	346
- included in income from operations	315	327	346
- included in Discontinued operations	82
Post-employment benefits costs	492	374	401

Summary of the reconciliations for the DBO and plan assets

The adjacent tables contain the reconciliations for the DBO and plan assets.

Philips Group

Defined-benefit obligations

in millions of EUR

2018 - 2019

	2018	2019
Balance as of January 1	3,109	2,998
Service cost	27	36
Interest cost	85	99
Employee contributions	4	12
Actuarial (gains) / losses
– demographic assumptions	4	(52)
– financial assumptions	(131)	304
– experience adjustment	5	29
(Negative) past service cost	(6)	-
Settlements	-	(5)
Benefits paid from plan	(152)	(159)
Benefits paid directly by employer	(42)	(41)
Translation differences and other	94	130
Balance as of December 31	2,998	3,350

Philips Group

Plan assets

in millions of EUR

2018 - 2019

	2018	2019
Balance as of January 1	2,137	2,164
Interest income on plan assets	62	77
Admin expenses paid	(1)	(1)
Return on plan assets excluding interest income	(129)	305
Employee contributions	4	12
Employer contributions	159	28
Settlements	(0)	(1)
Benefits paid from plan	(152)	(159)
Translation differences and other	83	103
Balance as of December 31	2,164	2,526

Plan assets allocation

The asset allocation in the company’s DB plans at December 31 was as follows:

Philips Group

Plan assets allocation

in millions of EUR

2018 - 2019

	2018	2019
Assets quoted in active markets
- Debt securities	1,294	1,476
- Equity securities
- Other	161	209

Assets not quoted in active markets
- Debt securities	12	9
- Equity securities	368	473
- Other	329	359
Total assets	2,164	2,526

The plan assets in 2019 contain 33% (2018: 33%) unquoted plan assets. Plan assets in 2019 do not include property occupied by or financial instruments issued by the company.

Assumptions

The mortality tables used for the company’s largest DB plans are:

  US: PRI-2012 with MP2019 improvement scale for qualified and retiree medical plan; PRI-2012 with MP2019 improvement scale + white collar adjustment for the unfunded non-qualified pension plan
  Germany: Heubeck-Richttafeln 2018 Generational

The weighted averages of the assumptions used to calculate the DBO as of December 31 were as follows:

Philips Group

Assumptions used for defined-benefit obligations in the United States, Germany and the rest of the world in %

2018-2019

	US		Germany		Other		Total
	2018	2019	2018	2019	2018	2019	2018	2019
Discount rate	4.2%	3.1%	1.5%	0.8%	2.7%	2.6%	3.2%	2.4%
Inflation rate	2.3%	2.0%	1.8%	1.8%	1.6%	1.9%	2.1%	1.9%
Salary increase	0.0%	0.0%	2.5%	2.5%	2.6%	2.8%	2.4%	2.6%

Sensitivity analysis

The table below illustrates the approximate impact on the DBO from movements in key assumptions. The DBO was recalculated using a change in the assumptions of 1% which overall is considered a reasonably possible change. The impact on the DBO because of changes in discount rate is normally accompanied by offsetting movements in plan assets, especially when using matching strategies.

The average duration of the DBO of the DB plans is 11 years (US: 11, DE: 13 and Other: 11) as per 31 December 2019 (2018: 11 years).

Philips Group

Sensitivity of key assumptions

in millions of EUR

2018-2019

	2018	2019
Increase
Discount rate (1% movement)	(298)	(340)
Inflation rate (1% movement)	97	113
Salary increase (1% movement)	21	23
Longevity1)	65	90
Decrease
Discount rate (1% movement)	367	401
Inflation rate (1% movement)	(89)	(107)
Salary increase (1% movement)	(20)	(22)
1)The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major plans. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.

Cash flows and costs in 2020

The company expects considerable cash outflows in relation to post-employment benefits which are estimated to amount to EUR 424 million in 2020, consisting of:

  EUR 30 million employer contributions to funded DB plans (US: EUR 0 million, DE: EUR 15 million, Other: EUR 15 million);
  EUR 40 million cash outflows in relation to unfunded DB plans (US: EUR 10 million, DE: EUR 19 million, Other: EUR 11 million); and
  EUR 354 million employer contributions to DC plans (NL: EUR 173 million, US: EUR 127 million, Other: EUR 54 million).

The service and administration cost for 2020 is expected to amount to EUR 41 million for DB plans. The net interest cost for 2020 for the DB plans is expected to amount to EUR 13 million. The cost for DC pension plans in 2020 is equal to the expected DC cash flow.